Net Income (Loss) Per Share Attributable to Class A Common Shareholders (Tables)	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Income (Loss) Per Share Attributable to Class A Common Shareholders
The calculations of basic and diluted net income (loss) per share attributable to Class A common shareholders are presented below:

	Three Months Ended September 30, 2021	Period After Business Combination Through September 30, 2021
Numerator:
Net income (loss) attributable to Perella Weinberg Partners - basic	$3,476	$(9,023)
Dilutive effect from assumed exercise of warrants, net of tax	—	—
Dilutive effect from assumed exchange of PWP OpCo Units, net of tax	(12,163)	(28,401)
Dilutive effect from assumed vesting of RSUs and PSUs, net of tax	—	—
Net Income (loss) attributable to Perella Weinberg Partners - diluted	$(8,687)	$(37,424)
Denominator:
Weighted average shares of Class A common stock outstanding - basic	42,572,813	42,599,954
Weighted average number of incremental shares from assumed exercise of warrants	—	—
Weighted average number of incremental shares from assumed exchange of PWP OpCo Units	50,154,199	50,154,199
Weighted average number of incremental shares from assumed vesting of RSUs and PSUs	—	—
Weighted average shares of Class A common stock outstanding - diluted	92,727,012	92,754,153
Net income (loss) per share attributable to Class A common shareholders
Basic	$0.08	$(0.21)
Diluted	$(0.09)	$(0.40)

Schedule of Weighted Average Potentially Dilutive Shares Excluded from Computation of Diluted Net Income (Loss) Per Share
The following table presents the weighted average potentially dilutive shares that were excluded from the calculation of diluted net income (loss) per share under the treasury stock method or if-converted method, as applicable, because the effect of including such potentially dilutive shares was antidilutive for the periods presented:

	Three Months Ended September 30, 2021	Period After Business Combination Through September 30, 2021
Warrants	1,075,327	1,075,327
PWP OpCo Units	—	—
RSUs and PSUs	16,112	16,112
	1,091,439	1,091,439